Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Research and Development Expenses [Abstract]
Schedule of research and development expenses

	Year ended December 31,
	2019	2018	2017
	U.S. dollars in thousands

Fees related to service providers	35	38	51
Expenses relating to options to employees and non-employees	-	-	2
Lab materials	-	-	2
Other	-	-	(12)

	35	38	43